Related Party Balance and Transactions (Details) - Schedule of balances of amount due from related parties - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Due from related parties
Total		$ 65,278	$ 172,730
Bally [Member]
Due from related parties
Total		5,168	5,168
Zhuhai Investment [Member]
Due from related parties
Total	[1]	25,534	155,378
Mr. Xuanming Wang [Member]
Due from related parties
Total		26,664
Mr. Haiwei Zuo [Member]
Due from related parties
Total		7,912
Yihe Beijing [Member]
Due from related parties
Total	[2]		$ 12,184

[1]	The balance as of December 31, 2021 and 2020 represented the prepaid rental fee by GMB IT.
[2]	The balance as of December 31, 2020 represented the consulting fees paid by GIOP on behalf of the related party.